Equity Method Investments - Summary of Investment in Equity Accounted Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments Joint Ventures [Line Items]
Equity method investments , beginning balance	$ 148,665	$ 130,660	$ 42,462
Contributions to equity method investments	4,000	17,000	84,500
Equity Method Investment Additions	2,580
Share of results	11,147	651	(1,126)
Distributions received from equity method investments	(16,183)
Capitalized interest and deferred financing costs		354	4,824
Total Equity method investments , ending balance	$ 150,209	$ 148,665	$ 130,660